Cash Dividend - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 11, 2015	Nov. 18, 2014	Nov. 20, 2013	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jan. 06, 2016	Jan. 06, 2015	Jan. 08, 2014
Cash dividend declared per ordinary share	$ 0.225	$ 0.20	$ 0.15
Ordinary shares, Outstanding				131,729,773	142,406,933		140,219,033	142,878,373	136,409,633
Dividends	$ 31,138	$ 28,199	$ 20,258	$ 31,138	$ 28,199	$ 20,258